Consolidated Statements of Shareholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
BALANCE AT DECEMBER 31, 2010 at Dec. 31, 2010	$ 3,760,557	$ 14,660,000	$ 39,600,718	$ 1,810,684	$ (4,826,896)	$ 55,005,063
Comprehensive income:
Net income			2,942,645			2,942,645
Other comprehensive income				1,787,347		1,787,347
Sale of treasury shares		579			12,080	12,659
Balance at Dec. 31, 2011	3,760,557	14,660,579	42,543,363	3,598,031	(4,814,816)	59,747,714
Comprehensive income:
Net income			4,484,817			4,484,817
Other comprehensive income				99,332		99,332
Sale of treasury shares		1,085			9,572	10,657
Cash dividends declared			(172,315)			(172,315)
Balance at Dec. 31, 2012	3,760,557	14,661,664	46,855,865	3,697,363	(4,805,244)	64,170,205
Comprehensive income:
Net income			4,641,204			4,641,204
Other comprehensive income				(5,055,568)		(5,055,568)
Repurchase of 5,000 shares					(72,200)	(72,200)
Sale of treasury shares		2,197			11,407	13,604
Cash dividends declared			(689,380)			(689,380)
Balance at Dec. 31, 2013	$ 3,760,557	$ 14,663,861	$ 50,807,689	$ (1,358,205)	$ (4,866,037)	$ 63,007,865